CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock stated value per share (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock shares authorized (in shares)	20,000,000	20,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock stated value per share (in dollars per share)	$ 0.0001	$ 0.0001
Common stock shares authorized (in shares)	800,000,000	800,000,000
Common stock, issued (in shares)	203,210,000	202,403,000
Common stock, share outstanding (in shares)	203,030,000	202,403,000
Treasury stock, common, shares (in shares)	180,000	0